SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SHAREHOLDERS’ EQUITY
NOTE 15:	SHAREHOLDERS’ EQUITY

Reverse Spilt and Change in par value

On December 20, 2024, the shareholders approved a changes of the Company’s Nasdaq-listed ADRs for Nasdaq-listed Ordinary Shares and terminated the ADR facility as well as a reverse stock split and change in the par value of the Ordinary Shares. As such, prior period share amounts have been retroactively adjusted to reflect the two-for-one ratio Reverse Split and the changes in par value from NIS 0.01 to NIS 0.02 effected on February 14, 2025. See also Note 1a for details.

Issued and paid-in share capital

	Ordinary Shares
	2024	2023
	Number of shares

Balance as of January 1	73,081,005	72,238,981
Own shares repurchased by the Group	(9,137,532)	(1,364,798)
Share based compensation	1,619,197	2,206,822

Issued and paid-in share capital as of December 31	65,562,670	73,081,005

Authorized share capital	250,000,000	250,000,000

Rights attached to share

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. All shares rank equally with regard to the Company’s residual assets.

Own shares acquisition

On December 18, 2023, the Company has received approval from the Israeli court for its motion to buy back an additional USD 20 million of its ordinary shares, which was completed on April 24, 2024.

On May 7, 2024, the Company launched a USD 50 million Ordinary Share repurchase program. The repurchase program commenced on May 7, 2024, and was completed on November 1, 2024.

On November 19, 2024, the Company launched a USD 50 million Ordinary Share repurchase program. The repurchase program commenced on November 19, 2024, and will continue until the earlier of May 19, 2025, or until it will be completed.

During 2024 and 2023, the Company repurchased 9,137,532 and 1,363,678 ordinary shares in aggregate amount of USD 61.7 and USD 9.3 million, respectively, which were financed by existing cash resources. As of December 31, 2024, USD 1.0 million of the repurchases amount have not been paid yet (2023: nil).

In addition, in July 2023, the Group repurchased 1,120 restricted ordinary shares that did not vest from one of its employees for no consideration.